Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.50%
Apparel Retail–1.29%
Ross Stores, Inc.	12,555	$1,397,246
Apparel, Accessories & Luxury Goods–0.30%
Carter’s, Inc.	3,698	325,572
Application Software–5.21%
Manhattan Associates, Inc.(b)	14,837	1,679,993
Paylocity Holding Corp.(b)	4,361	817,513
Q2 Holdings, Inc.(b)	5,631	720,712
Synopsys, Inc.(b)	9,515	2,430,607
		5,648,825
Asset Management & Custody Banks–0.96%
Northern Trust Corp.	11,612	1,035,674
Auto Parts & Equipment–1.32%
Visteon Corp.(b)	11,252	1,434,405
Automotive Retail–3.11%
CarMax, Inc.(b)	14,425	1,698,976
O’Reilly Automotive, Inc.(b)	3,946	1,678,905
		3,377,881
Biotechnology–1.03%
Seagen, Inc.(b)	6,770	1,112,108
Building Products–1.86%
Trane Technologies PLC	14,096	2,020,662
Cable & Satellite–1.92%
Liberty Broadband Corp., Class C(b)	14,285	2,086,324
Communications Equipment–0.81%
Motorola Solutions, Inc.	5,249	879,470
Construction Materials–1.63%
Vulcan Materials Co.	11,852	1,767,607
Data Processing & Outsourced Services–2.42%
Fiserv, Inc.(b)	25,580	2,626,810
Distillers & Vintners–1.69%
Constellation Brands, Inc., Class A	8,709	1,836,989
Diversified Chemicals–1.55%
Eastman Chemical Co.	17,076	1,679,425
Drug Retail–0.81%
Walgreens Boots Alliance, Inc.	17,552	881,988
Electric Utilities–0.74%
Eversource Energy	9,162	801,675
Electrical Components & Equipment–2.47%
Hubbell, Inc.	7,811	1,215,392
Rockwell Automation, Inc.	5,902	1,466,824
		2,682,216
Electronic Equipment & Instruments–2.77%
Keysight Technologies, Inc.(b)	21,218	3,004,257
Shares		Value
Environmental & Facilities Services–1.71%
Republic Services, Inc.	20,434	$1,849,686
Financial Exchanges & Data–2.47%
Intercontinental Exchange, Inc.	12,909	1,424,508
Tradeweb Markets, Inc., Class A	20,646	1,255,070
		2,679,578
Gas Utilities–2.12%
Atmos Energy Corp.	14,917	1,327,613
Southwest Gas Holdings, Inc.	16,157	968,774
		2,296,387
General Merchandise Stores–0.88%
Dollar General Corp.	4,929	959,233
Gold–0.51%
Franco-Nevada Corp. (Canada)	4,588	547,486
Health Care Equipment–4.96%
Boston Scientific Corp.(b)	34,018	1,205,598
Hill-Rom Holdings, Inc.	15,556	1,493,998
STERIS PLC	4,621	864,635
Teleflex, Inc.	4,819	1,819,799
		5,384,030
Health Care Facilities–1.40%
HCA Healthcare, Inc.	9,332	1,516,263
Health Care Services–2.22%
Guardant Health, Inc.(b)	3,581	556,846
LHC Group, Inc.(b)	9,282	1,849,160
		2,406,006
Homebuilding–1.00%
D.R. Horton, Inc.	14,116	1,084,109
Hotels, Resorts & Cruise Lines–0.70%
Airbnb, Inc., Class A(b)	4,131	758,576
Human Resource & Employment Services–1.74%
ASGN, Inc.(b)	10,685	885,894
Korn Ferry	21,852	996,451
		1,882,345
Hypermarkets & Super Centers–1.34%
BJ’s Wholesale Club Holdings, Inc.(b)	34,621	1,456,505
Industrial Machinery–4.69%
Evoqua Water Technologies Corp.(b)	46,218	1,259,441
ITT, Inc.	19,744	1,475,074
Stanley Black & Decker, Inc.	13,572	2,354,606
		5,089,121
Industrial REITs–1.23%
Duke Realty Corp.	33,665	1,331,787
Insurance Brokers–1.64%
Arthur J. Gallagher & Co.	15,407	1,778,122

See accompanying notes which are an integral part of this schedule.
Invesco Endeavor Fund

Shares		Value
Interactive Home Entertainment–1.49%
Zynga, Inc., Class A(b)	163,508	$1,620,364
Interactive Media & Services–0.90%
Snap, Inc., Class A(b)	18,376	972,825
Investment Banking & Brokerage–1.24%
Raymond James Financial, Inc.	13,464	1,345,457
IT Consulting & Other Services–4.44%
Amdocs Ltd.	13,874	979,782
CACI International, Inc., Class A(b)	10,028	2,418,954
KBR, Inc.	48,845	1,418,947
		4,817,683
Managed Health Care–1.06%
Humana, Inc.	2,994	1,147,031
Metal & Glass Containers–1.17%
Silgan Holdings, Inc.	34,855	1,269,768
Multi-Utilities–2.49%
CMS Energy Corp.	25,120	1,428,826
Public Service Enterprise Group, Inc.	22,464	1,267,643
		2,696,469
Office REITs–2.08%
Alexandria Real Estate Equities, Inc.	13,525	2,260,163
Oil & Gas Equipment & Services–0.88%
Schlumberger Ltd.	42,998	954,986
Oil & Gas Refining & Marketing–1.17%
Valero Energy Corp.	22,463	1,267,587
Oil & Gas Storage & Transportation–2.38%
Magellan Midstream Partners L.P.	37,021	1,645,954
Shell Midstream Partners L.P.	81,227	937,359
		2,583,313
Packaged Foods & Meats–0.93%
Conagra Brands, Inc.	27,844	963,402
Sanderson Farms, Inc.	320	43,581
		1,006,983
Pharmaceuticals–1.83%
Catalent, Inc.(b)	17,264	1,986,223
Railroads–0.79%
Canadian Pacific Railway Ltd. (Canada)	2,558	860,051
Shares		Value
Regional Banks–4.23%
East West Bancorp, Inc.	21,095	$1,264,434
PNC Financial Services Group, Inc. (The)	14,175	2,034,396
SVB Financial Group(b)	2,938	1,286,198
		4,585,028
Residential REITs–1.15%
American Homes 4 Rent, Class A	41,288	1,248,136
Restaurants–0.64%
Wendy’s Co. (The)	33,851	690,560
Semiconductor Equipment–3.31%
KLA Corp.	6,661	1,865,546
MKS Instruments, Inc.	10,904	1,723,596
		3,589,142
Semiconductors–1.57%
Analog Devices, Inc.	11,582	1,706,376
Specialized REITs–2.62%
Equinix, Inc.	870	643,765
Lamar Advertising Co., Class A	27,256	2,201,740
		2,845,505
Specialty Stores–0.93%
Tractor Supply Co.	7,147	1,013,016
Thrifts & Mortgage Finance–0.71%
Rocket Cos., Inc., Class A(b)	36,011	769,195
Trading Companies & Distributors–0.99%
Fastenal Co.	23,606	1,076,198
Total Common Stocks & Other Equity Interests (Cost $98,158,680)		107,930,427
Money Market Funds–0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	68,839	68,839
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(c)(d)	49,135	49,154
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	78,673	78,673
Total Money Market Funds (Cost $196,661)		196,666
TOTAL INVESTMENTS IN SECURITIES–99.68% (Cost $98,355,341)		108,127,093
OTHER ASSETS LESS LIABILITIES—0.32%		342,494
NET ASSETS–100.00%		$108,469,587
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Endeavor Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$541,190	$2,658,743	$(3,131,094)	$-	$-	$68,839	$18
Invesco Liquid Assets Portfolio, Institutional Class	386,522	1,899,103	(2,236,470)	44	(45)	49,154	48
Invesco Treasury Portfolio, Institutional Class	618,502	3,038,564	(3,578,393)	-	-	78,673	11
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	223,930	1,313,307	(1,537,237)	-	-	-	8*
Invesco Private Prime Fund	335,895	1,969,978	(2,305,873)	-	-	-	48*
Total	$2,106,039	$10,879,695	$(12,789,067)	$44	$(45)	$196,666	$133

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Endeavor Fund